INCOME PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income	$ 71,466	$ 64,957
Non-controlling interest	2,150	0
Income attributable to equity holders of SSR Mining used in the calculation of income per share	$ 69,316	$ 64,957
Weighted average number of common shares issued (thousands) (in shares)	119,593	103,267
Adjustments for dilutive instruments:
Stock options (thousands) (in shares)	1,088	1,317
Weighted average number of common shares for diluted income per share (thousands) (in shares)	120,681	104,584
Basic earnings (loss) per share (usd per share)	$ 0.58	$ 0.63
Diluted earnings (loss) per share (usd per share)	$ 0.57	$ 0.62